STOCK OPTIONS AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of stock option activity under the Plan

Outstanding June 30, 2012
  2,311,000  $1.75   1.25  $63,160
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	344,000	$2.01	5.67	$13,860
Granted in Q1 2012	1,994,000	$1.70	0.75	-
Forfeited in Q1 2012	(50,000)	$1.70	-	-
Granted in Q2 2012	23,000	$1.70	0.92	-
Exercisable June 30, 2012	1,293,500	$1.74	1.50	$63,160

Outstanding at January 1, 2013	2,299,000	$1.79	1.58	$52,960
Granted in Q1 2013	2,000	$1.38	-	-
Exercised in Q2 2013	(4,000)	$0.68	-	-
Expired in Q2 2013	(6,000)	$4.50	-	-
Outstanding at June 30, 2013	2,291,000	$1.73	1.08	$53,220
Exercisable at June 30, 2013	2,261,000	$1.72	1.00	$53,220

	Number of Shares		Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	528,000		$1.96	4.58	$207,060
Granted in 2011	6,000		$0.85	4.92	-
Exercised in 2011	(150,000)		$1.25	-	-
Forfeited in 2011	(40,000)		$4.10	-	-
Outstanding December 31, 2011	344,000		$2.01	5.67	$13,860

Exercisable at December 31, 2011	284,000		$1.88	5.42	$13,860

Granted in 2012	2,017,000	(A)	$1.70	0.94	-
Exercised in 2012	-		-	-	-
Forfeited in 2012	(62,000)		$2.19	-	-
Outstanding December 31, 2012	2,299,000		$1.79	1.58	$52,960

Exercisable at December 31, 2012	2,269,000		$1.78	1.50	$52,960

(A)
On December 26, 2012, pursuant to a resolution of the Board of Directors, 1,965,000 of the January 2, 2012 stock options that were due to expire on December 31, 2012 were extended to December 31, 2013.

Schedule of nonvested shares
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Non-vested shares at January 1, 2012	60,000	$2.60	6.83
Granted in Q1 2012	1,994,000	$1.70	1.00
Forfeited in Q1 2012	(50,000)	$1.70	0.92
Vested in Q1 2012	(972,000)	$1.70	1.00
Granted in Q2 2012	23,000	$1.70	0.92
Vested in Q2 2012	(37,500)	$1.70	0.75
Nonvested shares at June 30, 2012	1,017,500	$1.75	0.83

Non-vested shares at January 1, 2013	30,000	$2.60	5.83
Granted in Q1 2013	2,000	$1.38	4.83
Vested in Q1 2013	(2,000)	$1.38	4.83
Nonvested shares at June 30, 2013	30,000	$2.60	5.33

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Nonvested shares at January 1, 2011	124,000	$2.25	7.33
Granted in 2011	6,000	$0.85	4.92
Vested in 2011	(70,000)	$1.83	6.21
Nonvested shares at December 31, 2011	60,000	$2.60	6.83

Nonvested shares at January 1, 2012	60,000	$2.60	6.83
Granted in 2012	2,017,000	$1.70	0.96
Forfeited / Expired in 2012	(50,000)	$1.70	0.92
Vested in 2012	(1,997,000)	$1.70	0.72
Nonvested shares at December 31, 2012	30,000	$2.60	5.83

Schedule of non-qualified stock options outstanding
Year Granted		Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007		160,000	160,000	$1.25	March 31, 2017
2008	(A)	150,000	120,000	$2.60	September 23, 2018
2008		6,000	6,000	$2.60	September 23, 2013
2010		2,000	2,000	$0.51	June 30, 2015
2011		4,000	4,000	$0.85	May 16, 2016
2012		1,965,000	1,965,000	$1.70	December 31, 2013
2012		2,000	2,000	$1.70	April 12, 2017
2013		2,000	2,000	$1.38	January 14,2018
Totals		2,291,000	2,261,000
(A)  The 30,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2013.

Stock Options Outstanding as of December 31, 2012 (all non-qualified) consist of:

Year Granted	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007	160,000	160,000	$1.25	March 31, 2017
2007	6,000	6,000	$4.50	April 08, 2013
2008	150,000	120,000	$2.60	September 23, 2018
2008	6,000	6,000	$2.60	September 23, 2013
2010	2,000	2,000	$0.51	April 08, 2013
2010	2,000	2,000	$0.51	June 30, 2015
2011	2,000	2,000	$0.85	April 08, 2013
2011	4,000	4,000	$0.85	May 16, 2016
2012	1,965,000	1,965,000	$1.70	December 31, 2013
2012	2,000	2,000	$1.70	April 12, 2017

Totals	2,299,000	2,269,000

(A)	The 30,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2013.

Schedule of stock options outstanding

	Stock Options Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$0.50 - $1.00	6,000	$0.74	2.58	6,000	$0.74
$1.01 - $2.00	2,129,000	1.67	0.75	2,129,000	1.67
$2.00 - $3.00	156,000	2.60	5.08	126,000	2.60

Totals	2,291,000	$1.73	1.08	2,261,000	$1.72

	Stock Options Outstanding			Exercisable

Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$0.50 - $1.00	10,000	$0.71	1.92	10,000	$0.71
$1.01 - $2.00	2,127,000	1.73	1.25	2,127,000	1.73
$.00 - $3.00	156,000	2.60	5.58	126,000	2.60
$4.00 - $5.00	6,000	4.50	0.25	6,000	4.50
Totals	2,299,000	$1.79	1.58	2,269,000	$1.78